                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-02033

Exact name of registrant as specified
in charter:                                 The Reserve Fund

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   November 30, 2003
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Item 1 -- Reports to Stockholders
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[THE QUAKER(R) RESERVE MONEY MARKET ACCOUNT LOGO]

OFFERED BY
THE RESERVE FUNDS


SEMI-ANNUAL REPORT

QUAKER RESERVE MONEY MARKET FUND

NOVEMBER 30, 2003

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS. DISTRIBUTOR - RESRV PARTNERS, INC.

                                THE RESERVE FUND
                             RESERVE PRIMARY FUND II
                     THE QUAKER RESERVE MONEY MARKET ACCOUNT
                             STATEMENT OF NET ASSETS
                          NOVEMBER 30, 2003 (UNAUDITED)

ASSETS:
  25,118 shares Reserve Primary Fund - Class 8 (Cost $25,118)                           $     25,118

                                                                                        ------------
Total Assets                                                                                  25,118
                                                                                        ------------

LIABILITIES:
  Accrued expenses                                                                                14
                                                                                        ------------
Total Liabilities                                                                                 14
                                                                                        ------------

NET ASSETS                                                                              $     25,104
                                                                                        ============

NET ASSETS WERE COMPRISED OF:
  PAR VALUE                                                                                       25
  ADDITIONAL PAID-IN CAPITAL                                                                  25,079
                                                                                        ------------
TOTAL NET ASSETS                                                                        $     25,104
                                                                                        ============

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED
  ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
  TO THE NET ASSETS OF EACH CLASS:

  25,004 SHARES - CLASS QUAKER I                                                        $       1.00
                                                                                        ============

  100 SHARES - CLASS QUAKER II                                                          $       1.00
                                                                                        ============

                                        1
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                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME (Note 1)
  Dividends from investment company shares                                                    $       18
                                                                                              ----------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEE:
   Reserve Primary fund II - Class Quaker I                                                           13
  DISTRIBUTION (12b-1) FEE - CLASS QUAKER II                                                           4
                                                                                              ----------
   Total expenses before waiver                                                                       17
   Less: expenses waived (Note 2)                                                                     (3)
                                                                                              ----------
   Net Expenses                                                                                       14
                                                                                              ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations     $        4
                                                                                              ==========

                       STATEMENT OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                         $        4
                                                                                ----------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income:
   Reserve Primary fund II - Quaker I                                                   (4)
                                                                                ----------
                                                                                        (4)
                                                                                ----------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Proceeds from sale of Class Quaker I shares                                       25,000
  Proceeds from sale of Class Quaker II shares                                         100
  Dividends reinvested - Class Quaker I Shares                                           4
                                                                                ----------
                                                                                    25,104
                                                                                ----------
  Net increase in net assets                                                        25,104
                                                                                ----------

NET ASSETS:
  Beginning of period                                                                    -
                                                                                ----------
  End of period                                                                 $   25,104
                                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        2
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                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Primary II Fund (the "Fund"), a series of the Reserve Fund, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund invests all of its assets in Class 8 shares of the Reserve Primary Fund (the "Primary Fund"). The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.
     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to two classes of the Fund, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").
     B. Investments are valued at the net asset value of the Primary Fund.
     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.
     D. Security transactions are recorded on a trade date basis; dividend income is recognized on the ex-dividend date. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders will not pay comprehensive management fees at both the Fund and Primary Fund levels. Instead, comprehensive management fees incurred at the Primary Fund level will reduce comprehensive management fees incurred by the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees/ Officers of the Fund are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:

     The Fund has adopted a Rule 12b-1 Plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% of the average net assets, of Class QRI and Class QRII, respectively per year. For the period ended November 30, 2003, the Fund accrued $4 in distribution fees of which $3 was voluntarily waived.

                                        3
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(3)  MANAGEMENT'S USE OF ESTIMATES:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

                                        4
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(4)  FINANCIAL HIGHLIGHTS:
     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                                       QRI                QRII
                                                                                   PERIOD ENDED       PERIOD ENDED
                                                                                   NOVEMBER 30,       NOVEMBER 30,
                                                                                     2003 (a)           2003 (a)
                                                                                   ------------       -------------
     Net asset value at beginning of period                                        $     1.0000       $      1.0000
                                                                                   ------------       -------------
     Net investment income from investment operations                                    0.0002                   -
     Less dividends from net investment income                                          (0.0002)                  -
                                                                                   ------------       -------------
     Net asset value at end of period                                              $     1.0000       $      1.0000
                                                                                   ============       =============

     Total Return                                                                          0.02%               0.00%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                                          $         25       $        0.1
     Ratio of expenses to average net assets before waiver *                               0.97% (b)           1.72% (b)
     Ratio of expenses to average net assets after waiver *                                0.82% (b)           0.99% (b)
     Ratio of net investment income (loss) to average net assets before waiver             0.05% (b)          -0.70% (b)
     Ratio of net investment income to average net assets after wavier                     0.20% (b)           0.03% (b)

     (a) From the period November 5, 2003 (Commencement of Class) to November 30, 2003.
     (b) Annualized
     * Does not include expenses of the Reserve Primary Fund Class 8.

                                        5

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        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye, a director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 73                     RNYTET, RMMMT and                              Resources, Inc. (meeting
2584 Morningstar Rd.        RPES.                                          management firm) (1987 - 2001).
Manasquan, NJ 08736
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
10 Maple St.                RPES.                                          Executive Vice President of
Port Washington, NY 11050                                                  Apartment Investment and Management
                                                                           Company ("AIMCO") (real estate
                                                                           investment trust) (1998 to
                                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 58                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 63                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a)  Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


      /s/ Arthur Bent
     -------------------------
     Arthur Bent
     Treasurer and Principal Financial Officer


Date: 2/10/04


Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.